Related Parties - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Related party transactions	$ 1,344	$ 1,399
Related parties [member]
Disclosure of transactions between related parties [line items]
Administrative, legal, exploration and tax services	537	593
Reimbursements of office rent costs	527	526
Director fees	280	280
Gibraltar Joint Venture [member]
Disclosure of transactions between related parties [line items]
Management fee income	1,167	1,168
Reimbursable compensation expenses and third party costs	$ 141	$ 34